Accounting policies - Hyperinflation in Argentina and Turkey - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Argentina, Pesos
Disclosure of Hyperinflationary Reporting [line items]
Price index movements	1.18	2.11
Turkey, New Lira
Disclosure of Hyperinflationary Reporting [line items]
Price index movements	0.44	0.65